Document and Entity Information	May 23, 2022
Entity Listings [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 23, 2022
Entity Registrant Name	MSP Recovery, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39445
Entity Tax Identification Number	84-4117825
Entity Address, Address Line One	2701 Le Jeune Road
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	614-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On May 23, 2022, MSP Recovery, Inc. (formerly known as Lionheart Acquisition Corporation II) (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) to report the Closing and related matters under Items 1.01, 2.01, 3.02, 4.01, 5.01, 5.02, 5.03, 8.01 and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Amendment No. 1 to Form 8-K is being filed to amend the Original Report to include additional matters related to the transactions under Items 3.03, 5.05 and 5.06 of Form 8-K.This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference in this Form 8-K/A.Capitalized terms used herein but not defined herein have the meanings ascribed to such terms in the Original Report.
Entity Central Index Key	0001802450
Class A Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MSPR
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	MSPRW
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $0.0001 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $0.0001
Trading Symbol	MSPRZ
Security Exchange Name	NASDAQ